Accounts receivable, net - Accounts receivable, net and movements in the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable, net
Accounts receivable					$ 45,425	¥ 294,253	¥ 176,273
Less: allowance for doubtful accounts	$ (1,678)	¥ (10,869)	¥ (8,758)	¥ (8,758)	(2,450)	(15,871)	(10,869)
Accounts receivable, net					$ 42,975	¥ 278,382	¥ 165,404
Movements in the allowance for doubtful accounts
Balance at beginning of the year	1,678	10,869	8,758
Additions	903	5,849	2,199	7,038
Write-offs	(131)	(847)	(88)
Balance at end of the year	$ 2,450	¥ 15,871	¥ 10,869	¥ 8,758